Minimum future payments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Present value of finance lease agreements	R$ 4,051	R$ 2,776
Future financing charges	4,042	2,478
Gross amount of financial lease agreements	8,093	5,254
PIS and COFINS embedded in the present value of lease agreements	246	169
PIS and COFINS embedded in the gross value of lease agreements	492	319
Later than one year [member]
IfrsStatementLineItems [Line Items]
Present value of finance lease agreements	244	172
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Present value of finance lease agreements	1,231	866
Later than five years [member]
IfrsStatementLineItems [Line Items]
Present value of finance lease agreements	R$ 2,576	R$ 1,738